Expense Example - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio	Apr. 30, 2025 USD ($)
VIP Growth Portfolio - Service Class
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	822
VIP Growth Portfolio - Service Class 2
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
VIP Growth Portfolio - Initial Class
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701